Postretirement Health Care Plan Status (Detail) (Other Postretirement Benefit Plans, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability	$ 54.5	$ 51.3	$ 49.9
Retirees and Dependents
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability	31.8	29.4
Actives Eligible for Benefits
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability	22.7	14.9
Actives Not Yet Eligible
Defined Benefit Plan Disclosure [Line Items]
Postretirement Benefit Liability		$ 7.0